United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	ASSET-BACKED SECURITY—0.1%
		Services - Airlines—0.1%
$777,778	[2]	KAL ABS Cayman Ltd. 17, Class A, 5.506% (1-month USLIBOR +3.000%), 4/27/2019 (IDENTIFIED COST $775,113)	6/10/2016	$755,222	$773,111
		CORPORATE BOND—0.1%
		Energy - Exploration & Production—0.1%
627,840		Dolphin Energy Ltd., REGS, 5.888%, 6/15/2019 (IDENTIFIED COST $634,570)			632,549
	[1]	TRADE FINANCE AGREEMENTS—82.0%
		Basic Industry - Chemicals—6.5%
7,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.682% (1-month USLIBOR +3.250%), 5/16/2019	5/15/2018	7,000,000	7,000,000
7,117,815	[2]	Kuwait Paraxylen Term, 2.994% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 - 10/26/2018	7,049,010	7,096,461
3,594,367	[2]	Kuwait Paraxylen Revolver, 3.049% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 - 10/26/2018	3,560,633	3,583,584
3,488,889		Office Cherifien, 2.503%, 2/13/2019	10/19/2018 - 11/14/2018	3,488,889	3,487,144
6,908,316	[2]	Qatar Chemical Co. II Ltd., 3.364% (3-month USLIBOR +0.950%), 1/10/2020	7/31/2018 - 10/30/2018	6,900,287	6,915,225
11,295,180	[2]	Sasol Chemicals, 5.038% (3-month USLIBOR +2.250%), 12/22/2021	9/25/2018 -10/17/2018	11,292,756	11,266,942
		TOTAL			39,349,356
		Basic Industry - Forestry/Paper—0.9%
5,700,000	[2]	Bahia Cellulose, 5.455% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	5,702,138	5,714,250
		Basic Industry - Metals & Mining—0.2%
1,428,571	[2]	Arcelormittal, 4.769% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018	1,428,571	1,427,143
		Basic Industry - Metals/Mining Excluding Steel—2.2%
2,299,363	[3,4,5]	Discovery Copper, 5.134%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	690,958
5,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.839% (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018	5,000,000	5,000,000
6,434,382	[3,4,5,6]	Just Group LLC, 10.280%, 9/6/2014	1/6/2012 - 9/21/2017	6,430,658	1,175,304
1,476,132	[2]	Kazakhmys II, 5.242% (1-month USLIBOR +3.000%), 6/30/2021	12/1/2014	1,462,443	1,457,681
5,000,000	[2]	Suek Tranche B, 5.503% (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 -11/24/2017	5,002,000	4,977,500
		TOTAL			13,301,443
		Basic Industry - Steel Producers/Products—1.6%
2,925,000	[2]	Ferrexpo AG, 7.092% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018	2,892,094	2,925,000
7,059,000	[2]	Metinvest BV, 7.205% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	6,850,230	6,839,465
		TOTAL			9,764,465
		Capital Goods - Aerospace & Defense—0.7%
400,000	[2]	Biman, 8.092% (3-month USLIBOR +5.500%), 2/6/2019	11/5/2015	331,569	395,400
2,740,742	[2]	Gulf Air BSC, 5.560% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	2,741,770	2,746,223
1,250,000	[2]	TAAG Angola Airlines, 7.738% (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	1,230,938	1,244,375
		TOTAL			4,385,998
		Consumer Cyclical - Apparel/Textiles—1.4%
649,601	[2]	Defacto, 6.349% (1-month USLIBOR +4.000%), 5/30/2019	3/30/2016	645,053	650,250
3,115,000	[2]	PT Delta Dunia Sandang Tekstil, 7.414% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	3,086,965	3,115,000

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Cyclical - Apparel/Textiles—continued
$4,976,046		PT Pan Brothers TBK, 3.815%-3.978%, 2/25/2019	9/12/2018 -10/25/2018	$4,976,047	$4,976,046
		TOTAL			8,741,296
		Consumer Cyclical - Retailers—2.3%
3,914,439		Costco Wholesale Corp. Lenovo, 3.443%, 4/2/2019	12/27/2018	3,878,866	3,879,209
9,947,456		WalMart, Inc. Lenovo, 3.363%, 3/26/2019	12/27/2018	9,865,670	9,867,876
		TOTAL			13,747,085
		Consumer Non-Cyclical - Beverage—1.1%
4,750,000	[2]	Consolidated International Beverage Investments SPC Limited, 5.821% (3-month USLIBOR +3.000%), 11/24/2020	5/29/2018	4,727,675	4,728,625
510,000	[2]	Khmer Brewery Uninsured, 8.303% (3-month USLIBOR +5.500%), 9/30/2019	6/30/2016 - 8/14/2017	510,000	509,490
1,190,000	[2]	Khmer Brewery Insured, 8.303% (3-month USLIBOR +5.500%), 9/30/2019	6/30/2016 -8/14/2017	1,190,000	1,190,000
		TOTAL			6,428,115
		Consumer Non-Cyclical - Tobacco—0.7%
4,381,199		Premium Tobacco Brazil Holdings Ltd., 6.559%-6.779%, 4/23/2019	5/1/2018 - 7/11/2018	4,381,199	4,381,199
		Consumer Non-Cyclical/Food-Wholesale—7.1%
4,000,000		Agrofertil, 4.242%, 4/30/2019	5/17/2018	3,842,913	3,854,000
642,978		Banacol, 1.750%, 6/28/2025	1/2/2013 - 6/28/2017	625,198	594,755
3,195,030		Dansk Landbrugs Grovvareselskab amba (DLG), 3.858%, 2/27/2019	12/18/2018	3,171,056	3,169,469
5,148,974		Dansk Landbrugs Grovvareselskab amba (DLG), 3.904%, 3/12/2019	12/28/2018	5,139,248	5,107,782
3,431,357		Gambia, Government of, 4.988%-5.820%, 10/11/2019	1/31/2018 - 10/15/2018	3,431,357	3,434,789
1,100,864	[3,6]	GVO, 5.334%, 11/2/2015	4/13/2011	1,105,045	990,778
4,174,011	[2]	Metl Group, 5.406% (3-month USLIBOR +2.900%), 2/16/2019	8/16/2018 - 12/13/2018	4,156,592	4,159,402
5,000,000	[2,6]	Molino Canuelas, 9.900% (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,950,000	4,750,000
10,000,000	[2]	Olam Nigeria, 3.756% (3-month USLIBOR +1.050%), 2/28/2019	11/29/2018	10,000,000	10,000,000
2,571,429	[3,4,5]	REI Agro Ltd., 7.772%, 10/31/2014	10/31/2012 - 11/3/2014	2,571,429	774,000
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014 - 12/8/2014	1,658,665	406,081
5,500,000	[2]	Vicentin SIAC, 8.436% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 -2/21/2018	5,483,036	5,522,000
		TOTAL			42,763,056
		Energy - Exploration & Production—6.5%
109,159	[3,4,5]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	106,248	49,176
2,000,000	[2]	EGPC African Export-Import Bank (Afreximbank), 8.351% (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	2,000,000	1,989,000
3,878,691	[2,3,6]	EMP II, 12.522% (1-month USLIBOR +10.000%), 12/10/2018	12/18/2013 - 12/31/2018	3,811,885	1,194,637
4,625,000	[2]	KazMunaiGaz NV, 4.355% (1-month USLIBOR +1.850%), 3/31/2020	9/29/2016 -4/20/2018	4,591,392	4,638,875
4,548,536	[2]	L1E, 4.995% (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017 - 11/29/2018	4,462,696	4,503,051
7,490,061	[2]	PT MaxPower, 8.303% (3-month USLIBOR +5.500%), 3/31/2020	6/10/2015 - 12/31/2018	7,424,863	5,246,788
1,895,833	[2]	Rosneft Oil Co., 4.505% (1-month USLIBOR +2.000%), 6/27/2019	9/18/2017	1,896,518	1,890,146
3,886,997	[2]	SHT, 4.386% (1-month USLIBOR +2.000%), 9/30/2020	8/26/2014	3,808,458	3,671,268
3,949,135	[2]	SNPC, 7.278% (3-month USLIBOR +4.900%), 3/4/2020	7/28/2015	3,949,135	3,757,602
1,600,000	[2]	Sonangol Finance Ltd., 5.876% (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	1,585,000	1,584,800

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$3,034,314	[2]	Sonangol, 6.203% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 - 4/3/2017	$2,925,570	$3,031,280
207,189	[3,4,5,6]	SV Oil & Natural Gas Ltd., 7.219%, 9/14/2013	9/10/2009 - 6/7/2017	207,189	24,756
7,500,000	[2]	Yibal Export Pdo, 4.014% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016	7,426,750	7,481,250
		TOTAL			39,062,629
		Energy - Integrated Energy—1.6%
2,000,000	[2]	INA Industrija Nafte DD, 4.010% (6-month USLIBOR +1.500%), 8/19/2019	12/27/2016	2,000,000	1,993,000
882,619	[2]	Oando Insured, 11.303% (3-month USLIBOR +8.500%), 6/30/2019	7/21/2014	862,032	882,619
378,265	[2]	Oando Uninsured, 11.303% (5-month USLIBOR +8.500%), 6/30/2019	7/21/2014 - 12/31/2015	371,202	377,887
4,884,166		Puma International Financing SA, 3.202%, 5/3/2019	6/29/2018	4,884,166	4,881,724
1,615,834		Puma International Financing SA, 1.500%, 5/3/2019	6/29/2018	1,615,834	1,615,026
		TOTAL			9,750,256
		Energy - Oil Field Equipment & Services—1.1%
3,003,826	[2]	Ades Tranche C, 7.572%-7.796% (3-month USLIBOR +5.000%), 4/19/2023	8/3/2018 - 12/19/2018	3,003,826	3,008,332
3,111,111	[2]	Advanced Energy Systems SAE, 7.571% (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	3,111,111	3,115,778
700,000	[2]	Advanced Energy Systems SAE, 7.571% (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	700,000	701,050
		TOTAL			6,825,160
		Energy - Oil Refining and Marketing—5.2%
6,645,833	[2]	Dangote, 9.027% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014 - 8/2/2018	6,612,083	6,695,677
210,097		Egypt, Government of, 4.265%-4.288%, 1/11/2019	1/5/2018 - 1/12/2018	210,097	209,677
3,433,069		Egypt, Government of, 4.996%-5.107%, 12/30/2019	11/14/2018 - 12/31/2018	3,433,069	3,434,786
3,997,561		Pakistan, Government of, 4.080%-4.491%, 4/25/2019	2/12/2018 - 4/27/2018	3,997,560	4,011,552
9,000,000	[2]	Reliance Industries Ltd., 3.393% (3-month USLIBOR +0.550%), 5/21/2019	12/20/2018	9,000,000	9,009,000
2,065,252	[3,4,5]	Samir Energy II, 5.541%, 12/31/2015	5/30/2014	2,057,288	1,033,659
6,750,000	[2]	SOCAR Energy, 5.262% (6-month USLIBOR +2.400%), 5/22/2020	11/30/2018	6,750,000	6,753,375
		TOTAL			31,147,726
		Finance/Banks/Brokers—18.7%
5,000,000	[2]	Access Bank PLC, 5.924% (6-month USLIBOR +3.500%), 2/7/2019	2/8/2018	4,980,015	5,000,000
5,000,000	[2]	Banco Do Brasil S.A., 3.176% (3-month USLIBOR +0.650%), 1/29/2019	3/12/2018	5,000,000	4,987,500
5,500,000	[2]	Banco Do Brasil S.A., 3.341% (3-month USLIBOR +0.750%), 2/8/2019	6/28/2018	5,500,000	5,502,750
5,000,000	[2]	Banco Industrial, 4.036% (3-month USLIBOR +1.600%), 1/15/2019	1/30/2018	5,000,000	5,010,000
12,000,000	[2]	Banco Santander Brasil SA, 3.101% (3-month USLIBOR +0.500%), 2/22/2019	12/26/2018	12,000,000	12,000,000
4,444,444	[2]	Banco Supervielle SA, 5.466% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	4,415,556	4,433,333
14,000,000	[2]	Banco Votorantim SA, 2.749% (1-month USLIBOR +0.400%), 1/7/2019	12/20/2018	14,000,000	14,014,000
5,000,000	[2]	Bank of Fujairah, 3.282% (6-month USLIBOR +0.725%), 3/12/2019	3/28/2018	5,000,000	5,007,500
8,500,000	[2]	Doha Bank, 3.273% (3-month USLIBOR +0.650%), 5/23/2019	8/22/2018 - 12/19/2018	8,500,000	8,495,750
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.607% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	9,000,000	9,004,500
304,046		Ecobank Transnational, Inc., 3.188%, 4/29/2019	9/26/2018 - 10/26/2018	304,046	303,894
10,200,000	[2]	Finansbank AS, 4.225% (3-month USLIBOR +1.450%), 3/18/2019	12/19/2018	10,200,000	10,189,800
12,000,000	[2]	Itau Unibanco Holding SA, 3.280% (3-month USLIBOR +0.550%), 3/12/2019	12/19/2018	12,000,000	11,982,000
4,500,000	[2]	National Bank of Egypt, 5.317% (6-month USLIBOR +2.750%), 3/16/2020	7/10/2018	4,500,000	4,500,000
EUR 4,000,000		OJSC Belinvestbank, 3.250%, 12/20/2019	12/20/2018	4,572,798	4,587,582

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$1,281,405		Vietnam Joint Stock Commerical Bank, 3.406%, 5/29/2019	12/28/2018	$1,263,589	$1,264,747
1,371,678		Vietnam Joint Stock Commerical Bank, 3.412%, 5/17/2019	12/14/2018	1,352,324	1,353,160
5,000,000	[2]	Zenith Bank (Ghana) Ltd., 5.573% (6-month USLIBOR +3.050%), 2/28/2019	3/2/2018	5,000,000	5,000,000
		TOTAL			112,636,516
		Foreign Sovereign—14.7%
6,171,502	[2]	Armenia International Airports CJSC, 8.407% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017 -10/12/2018	6,233,217	6,211,617
6,000,000	[2]	Bank of Industry, 8.738% (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	6,000,000	5,994,000
5,000,000	[2]	Bank of Kigali Ltd., 8.791% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	5,000,000	4,967,500
3,500,000	[2]	Bank of Lao, 7.163% (3-month USLIBOR +4.350%), 12/29/2019	11/30/2015	3,491,250	3,503,500
8,000,000	[2]	Cocobod 2019, 3.122% (1-month USLIBOR +0.600%), 8/31/2019	10/2/2018 - 12/7/2018	8,000,000	8,000,000
2,267,480		Djibouti, Government of, 5.496%-5.649%, 3/1/2019	11/15/2018 - 12/31/2018	2,267,479	2,266,346
6,000,000	[2]	Golar Hilli Corp., 3.910% (6-month USLIBOR +1.600%), 1/31/2019	3/26/2018	6,000,000	6,000,000
8,333,333	[2]	JSC Partnership, 6.966% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017 - 10/17/2018	8,389,000	8,500,000
5,200,000	[2]	Kenya, Government of, 7.567% (6-month USLIBOR +5.000%), 4/18/2019	4/17/2017 - 4/27/2017	5,188,750	5,192,200
4,000,000	[2]	Kenya, Government of, 8.057% (6-month USLIBOR +5.400%), 3/9/2020	5/30/2018	4,009,500	4,020,000
4,422,069		Maldives, Government of, 4.677%-5.060%, 4/25/2019	4/6/2018 -12/26/2018	4,422,069	4,422,069
5,000,000	[2]	Ministry of Finance Tanzania, 8.105% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	4,970,000	4,995,000
4,000,000	[2]	Ministry of Finance Zambia, 7.408% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	4,000,000	3,984,000
4,998,018		Pakistan, Government of, 4.734%-4.776%, 7/18/2019	6/15/2018 - 7/20/2018	4,998,018	4,998,018
6,667,000	[2]	Sri Lanka, Government of, 4.874% (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017 - 5/29/2018	6,651,209	6,653,666
3,643,771		Tunisia, Government of, 2.418%, 3/27/2019	7/9/2018 - 9/27/2018	3,643,771	3,658,345
5,000,000		Tunisia, Government of, 2.418%, 4/25/2019	8/28/2018 - 10/24/2018	5,000,000	5,000,000
		TOTAL			88,366,261
		Government Guarantee—0.3%
1,875,000	[2]	Trade Bank of Iraq, 5.075%-5.570% (3-month USLIBOR +3.250%), 7/1/2019	4/5/2017 - 9/20/2017	1,875,000	1,873,125
		Services - Airlines—0.6%
3,333,333	[2]	Pakistan International Airlines, 5.653% (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	3,300,000	3,325,000
		Services - Building & Construction—0.7%
4,444,967	[2,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	4,222,719
		Services - Railroads—1.3%
3,291,451	[2]	Autopistas Urbanas SA (AUSA), 6.116% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	3,242,079	3,279,931
4,333,334	[2]	Ethiopian Railway Corp., 6.280% (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	4,333,333	4,320,333
		TOTAL			7,600,264
		Services - Support-Services—0.9%
5,494,507	[2]	Airport International Group, 4.605% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	5,138,830	5,508,244
		Services - Transportation Excluding Air/Rail—0.9%
5,600,000	[2]	Asyaport, 6.908% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	5,600,000	5,588,800
		Supranational—2.2%
$5,000,000	[2]	Africa Finance Corp., 3.458% (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	5,000,000
3,000,000	[2]	African Export-Import Bank (Afreximbank), 3.536% (3-month USLIBOR +1.150%), 6/28/2020	7/26/2018	2,995,250	3,010,500

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—continued
5,000,000	[2]	African Export-Import Bank (Afreximbank), 4.053% (3-month USLIBOR +1.250%), 5/8/2019	6/28/2017	$4,967,500	$4,987,500
		TOTAL			12,998,000
		Telecommunications - Fixed Line—0.8%
4,887,500	[2]	INT Towers, 7.186% (3-month USLIBOR +4.750%), 12/10/2021	2/17/2015 - 12/4/2017	4,857,500	4,850,844
		Telecommunications - Wireless—0.3%
2,100,000	[2]	MTN Group Ltd., 4.856% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	2,089,500	2,091,600
		Utility - Electric-Generation—1.4%
2,457,551	[2]	Casablanca & Giacote Solar PV Project, 5.480% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	2,408,400	2,448,949
1,384,683	[2]	Egypt Electric AfreximBK, 7.876% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	1,384,683	1,383,991
1,764,900	[2]	Egypt Electric, 7.876% (3-month USLIBOR +4.250%), 5/5/2020	12/11/2015	1,747,251	1,735,779
1,875,000	[2]	Ministry of Finance Bangladesh, 7.887% (6-month USLIBOR +5.000%), 5/28/2019	1/18/2016	1,865,625	1,860,938
1,000,000	[2]	MOF Angola Soyo, 8.303% (3-month USLIBOR +5.500%), 12/30/2019	3/29/2016	995,719	994,000
		TOTAL			8,423,657
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $510,818,469)			494,274,207
		INVESTMENT COMPANY—13.9%
83,545,723		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[7] (IDENTIFIED COST $83,539,042)			83,545,723
		TOTAL INVESTMENT IN SECURITIES-96.1% (IDENTIFIED COST $595,767,194)			579,225,590
		OTHER ASSETS AND LIABILITIES-NET—3.9%[8]			23,523,462
		TOTAL NET ASSETS—100%			$602,749,052
At December 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
12/20/2019	Bank of New York Mellon	4,065,000	EUR	$4,773,160	$(26,997)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(26,997)
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $2,700. This is based on the contracts held as of each month-end throughout the nine-month period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	36,648,841
Purchases/Additions	371,889,043
Sales/Reductions	(324,992,161)
Balance of Shares Held 12/31/2018	83,545,723
Value	$83,545,723
Change in Unrealized Appreciation/Depreciation	$10,347
Net Realized Gain/(Loss)	$(2,750)
Dividend Income	$1,446,648

1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2018, these restricted securities amounted to $495,047,318, which represented 82.1% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Principal amount and interest were not paid upon final maturity.
4	Issuer in default.
5	Non-income-producing security.
6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$773,111	$773,111
Corporate Bond	—	632,549	—	632,549
Trade Finance Agreements	—	—	494,274,207	494,274,207
Investment Company	83,545,723	—	—	83,545,723
TOTAL SECURITIES	$83,545,723	$632,549	$495,047,318	$579,225,590
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	—	(26,997)	—	(26,997)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(26,997)	$—	$(26,997)
1	Other financial instruments are foreign exchange contracts.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Trade Finance Agreements
Balance as of March 31, 2018	$2,506,292	$488,567,085
Accrued discount/premiums	13,467	754,837
Realized gain (loss)	12,353	(8,873,966)
Change in unrealized appreciation (depreciation)	(9,000)	8,826,961
Purchases	—	350,788,252
(Sales)	(1,750,001)	(345,788,962)
Balance as of December 31, 2018	$773,111	$494,274,207
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2018	$(4,155)	$(3,150,125)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
LIBOR	—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019